Going Concern (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Going Concern (Textual)
Operating loss	$ (3,312)	$ (16,981)	$ (250)	$ (47,300)	$ (1,039)	$ (13,644)	$ (3,312)
Working capital	1,000	39,855		39,855		13,105	1,000
Accumulated deficit	$ 3,312	$ 44,256		44,256		$ 16,956	$ 3,312
Other income				$ 20,000